11. INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details 2
Federal statutory rate	34.00%	34.00%
State Income Taxes net of federal impact	3.50%	3.50%
Increase in income taxes resulting from:
Change in valuation allowance	(37.50%)	(37.50%)
Effective tax rate	0.00%	0.00%